Notes payable - Summary of unsecured senior notes (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of Detailed Information Unsecured Senior Notes [Line Items]
Principal amount | $		$ 800
Borrowings | ¥	¥ 5,536		¥ 5,062
Senior Notes Tranch one [Member]
Disclosure of Detailed Information Unsecured Senior Notes [Line Items]
Principal amount | $		$ 300
Borrowings | ¥	¥ 2,082		1,903
Interest rate	1.375%	1.375%
Borrowings maturity	2025
Senior Notes Tranch Two [Member]
Disclosure of Detailed Information Unsecured Senior Notes [Line Items]
Principal amount | $		$ 500
Borrowings | ¥	¥ 3,454		¥ 3,159
Interest rate	2.00%	2.00%
Borrowings maturity	2030